Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Summary of reconciliation of income tax provision (benefit) at effective tax rate
	Years Ended December 31,
	2017	2016

Income tax (benefit) at U.S. statutory rate	$(740,000)	$(636,000)
Tax rate difference between Belgium and U.S.	—	—
Permanent difference	(1,526,000)	—
Change in valuation allowance	2,266,000	636,000
Tax provision (benefit) at effective tax rate	$—	$—

Summary of provision for income taxes
Years Ended December 31,
	2017	2016
Federal
Current	$—	$—
Deferred	—	—
Total income tax provision (benefit)	$—	$—

Schedule of net deferred tax asset
	Years Ended December 31,
	2017	2016

Net loss carryforward U.S. – tax effect	$1,295,000	$—
Net loss carryforwards Belgium – tax effect	406,000	636,000
Less valuation allowance	(1,701,000)	(636,000)
Deferred tax asset, net of allowance	$—	$—